Inventories	12 Months Ended
Jun. 30, 2018
Inventories
Inventories

16 Inventories

	2018 £'000	2017 £'000
Finished goods	1,416	1,637

        The cost of inventories recognized as an expense and included in operating expenses for the year amounted to £8,450,000 (2017: £8,598,000; 2016: £7,228,000).

        Reversal/write-down of inventories to net realizable value amounted to a reversal of £4,000 (2017: reversal of £173,000; 2016: write-down of £177,000;). These were recognized as a credit (reversal) or expense (write-down) during the year and included in operating expenses.